GLENMEDE

                             THE GLENMEDE FUND, INC.
                           EMERGING MARKETS PORTFOLIO

                                  ANNUAL REPORT
                                OCTOBER 31, 2000

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           EMERGING MARKETS PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 2000
--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                   S&P Global   Morgan Stanley   Lipper Emerging
                                    Regional   Emerging Markets   Markets Fund
 Emerging Markets Portfolio        Composite      Free Index         Index
 --------------------------        ----------  ----------------  ---------------
 Year ended 10/31/00        11.10%   (9.82)%        (8.81)%          (4.28)%
 Five years ended 10/31/00   0.38%   (2.38)%        (2.37)%          (1.66)%
 Inception (12/14/94)
    through 10/31/00         0.03%   (4.67)%        (3.35)%          (2.73)%

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
         EMERGING MARKETS PORTFOLIO VS. MORGAN STANLEY EMERGING MARKETS
FREE INDEX, S&P GLOBAL REGIONAL COMPOSITE AND LIPPER EMERGING MARKETS FUND INDEX
                            12/14/94 THROUGH 10/31/00

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                   Index: Morgan
            Glenmede Emerging     Stanley Emerging     Index: S&P Global   Index: Lipper Emerging
            Markets Portfolio*   Markets Free Index*  Regional Composite*    Markets Fund Index*
Dec. 1994         10,000                10,000                 9,704                10,000
Apr. 1995         10,300                 8,624                 8,592                 8,730
Oct. 1995          9,829                 8,700                 8,511                 8,823
Oct. 1996          9,735                 9,265                 9,123                 9,667
Oct. 1997          9,833                 8,479                 8,295                 9,295
Oct. 1998          6,385                 5,852                 5,859                 6,216
Oct. 1999          9,018                 8,473                 8,367                 8,462
Oct. 2000         10,018                 8,197                 7,545                 8,507


          * Assumes the reinvestment of all dividends and distributions excluding withholding taxes.

--------------------------------------------------------------------------------
The Morgan Stanley Emerging Markets Free Index is an unmanaged measure of the performance of the major emerging economies with sizable and active equity markets in Asia, Latin America, the Middle East, Africa and Europe. Only those countries open to non-local investors are included. The S&P Global Regional
Composite is an unmanaged measure of the performance of stock markets in countries with developing economies, especially those meeting World Bank classifications of low-income and middle-income, but may include high-income economies where the stock market is likely to be developing for some time. Markets are included in Latin America, East Asia and Europe/MidEast/Africa. The Lipper Emerging Markets Fund Index is comprised of the 30 largest funds in the Lipper Emerging Markets Fund Average. The Average consists of funds that seek long-term capital appreciation by investing at least 65% of their assets in emerging market equity securities. An emerging market is defined by a country's Gross National Product per capita or other economic measures.


                           ----------- 1 -----------

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2000

                                                                  EMERGING
                                                                   MARKETS
                                                                  PORTFOLIO
                                                                  ---------
ASSETS:
   Investments at value (Cost $61,557)........................    $      0
   Cash ......................................................      89,108
   Foreign cash (Cost of $473,958)............................     455,196
                                                                  --------
     Total assets.............................................     544,304
                                                                  --------
LIABILITIES:
   Accrued expenses...........................................      14,564
                                                                  --------
     Total liabilities........................................      14,564
                                                                  --------
NET ASSETS....................................................    $529,740
                                                                  ========
SHARES OUTSTANDING  ..........................................      57,507
                                                                  ========
NET ASSET VALUE PER SHARE.....................................    $   9.21
                                                                  ========

                       See Notes to Financial Statements.

                           ----------- 2 -----------

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             STATEMENT OF OPERATIONS
                                OCTOBER 31, 2000

                                                                     EMERGING
                                                                      MARKETS
                                                                     PORTFOLIO
                                                                     ---------
Investment income:
   Dividends (net of foreign withholding taxes)1.................  $   929,111
   Interest......................................................       31,709
   Income from securities lending................................       44,236
                                                                   -----------
     Total investment income.....................................    1,005,056
                                                                   -----------

Expenses:
   Investment advisory fee ......................................      702,547
   Custodian fee.................................................       95,526
   Administration fee............................................       13,495
   Professional fees.............................................       12,993
   Other expenses................................................        4,541
                                                                   -----------
     Total expenses..............................................      829,102
                                                                   -----------
   Net investment income.........................................      175,954
                                                                   -----------
Realized and unrealized gain/(loss):
   Net realized gain/(loss) on:
     Securities transactions.....................................   12,543,627
     Foreign currency transactions...............................     (592,166)
                                                                   -----------
     Net realized gain...........................................   11,951,461
                                                                   -----------
   Net change in unrealized appreciation/depreciation of:
     Securities options..........................................   (6,707,719)
     Foreign currency translation................................          438
                                                                   -----------
     Net unrealized appreciation/depreciation....................   (6,707,281)
                                                                   -----------
Net realized and unrealized gain.................................    5,244,180
                                                                   -----------
Net increase in net assets resulting from operations.............  $ 5,420,134
                                                                   ===========

------------
1 The Emerging Markets Portfolio had foreign dividend withholding taxes of $61,982.

                       See Notes to Financial Statements.

                           ----------- 3 -----------

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                       FOR THE YEAR ENDED OCTOBER 31, 2000

                                                                   EMERGING
                                                                    MARKETS
                                                                   PORTFOLIO
                                                                 -----------
Net investment income.......................................... $    175,954
Net realized gain/(loss) on:
   Securities transactions.....................................   12,543,627
   Foreign currency transactions...............................     (592,166)
Net change in unrealized appreciation/depreciation of:
   Securities..................................................   (6,707,719)
   Foreign currency translation................................          438
                                                                ------------
Net increase in net assets resulting from operations...........    5,420,134
Net decrease in net assets from capital share transactions.....  (78,064,692)
                                                                ------------
Net decrease in net assets.....................................  (72,644,558)
NET ASSETS:
Beginning of year..............................................   73,174,298
                                                                ------------
End of year ................................................... $    529,740
                                                                ============
================================================================================
                       FOR THE YEAR ENDED OCTOBER 31, 1999

                                                                   EMERGING
                                                                    MARKETS
                                                                   PORTFOLIO
                                                                 -----------
Expenses in excess of investment income........................  $  (109,589)
Net realized gain/(loss) on:
   Securities transactions including options...................    7,297,717
   Foreign currency transactions...............................     (810,395)
Net change in unrealized appreciation/depreciation of:
   Securities..................................................   16,533,844
   Foreign currency translation................................       51,350
                                                                 -----------
Net increase in net assets resulting from operations...........   22,962,927
Net decrease in net assets from capital share transactions.....   (5,577,232)
                                                                 -----------
Net increase in net assets.....................................   17,385,695
NET ASSETS:
Beginning of year..............................................   55,788,603
                                                                 -----------
End of year....................................................  $73,174,298
                                                                 ===========

                       See Notes to Financial Statements.

                           ----------- 4 -----------

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                     EMERGING MARKETS PORTFOLIO
                                      ---------------------------------------------------
                                                       YEAR ENDED OCTOBER 31,
                                      ---------------------------------------------------
                                       2000 2     1999      1998       1997       1996
                                      -------    ------    ------     ------     ------
Net asset value, beginning of year     $8.29     $ 5.87    $ 9.05     $ 9.52     $  9.73
                                       -----     ------    ------     ------     -------
Income from investment operations:
Net investment income (expenses
   in excess of income)...........      0.03      (0.01)     0.02       0.03        0.06
Net realized and unrealized
   gain/(loss) on investments.....      0.89       2.43     (3.20)      0.09       (0.16)
                                       -----     ------    ------     ------     -------
Total from investment
   operations.....................      0.92       2.42     (3.18)      0.12       (0.10)
                                       -----     ------    ------     ------     -------
Less Distributions from:
Net investment income.............      --         --         --       (0.02)      (0.08)
Net realized capital gains........      --         --         --       (0.57)      (0.03)
                                       -----     ------    ------     ------     -------
Total distributions...............      --         --         --       (0.59)      (0.11)
                                       -----     ------    ------     ------     -------
Net asset value, end of year......     $9.21     $ 8.29    $ 5.87     $ 9.05     $  9.52
                                       =====     ======    ======     ======     =======
Total Return 1....................     11.10%     41.23%   (35.14)%     1.01%      (0.96)%
                                       =====     ======    ======     ======     =======
Ratios to average net
   assets/Supplemental data:
Net assets, end of year
   (in 000's).....................      $530    $73,174   $55,789    $95,012     $86,385
Ratio of operating expenses to
   average net assets.............      1.48%      1.75%     1.85%      1.73%       1.76%
Ratio of net investment income
   (expenses in excess of
   income) to average net assets..      0.31%     (0.16)%    0.26%      0.29%       0.80%
Portfolio turnover rate...........       136%       134%      113%        94%         44%

----------
1 Total return represents aggregate total return for the period indicated.
2 Per share amounts were calculated on the average shares outstanding method.

                       See Notes to Financial Statements.

                           ----------- 5 -----------

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           EMERGING MARKETS PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 2000

   SHARES                                                              VALUE
   ------                                                            --------
COMMON STOCKS -- 0.0%
             BRAZIL -- 0.0%
    33,340   Vale do Rio Doce Pfd A Npv 1,2,3 .................      $      0
                                                                     --------
             SLOVAKIA -- 0.0%
     2,000   Chirana Prema AS 1,2,3 ...........................             0
                                                                     --------
             TOTAL COMMON STOCKS
               (Cost $61,557)..................................             0
                                                                     --------
TOTAL INVESTMENTS (Cost $61,557)4.......................    0.0%            0
                                                                     --------
OTHER ASSETS IN EXCESS OF LIABILITIES...................  100.0       529,740
                                                          -----      ----------
NET ASSETS..............................................  100.0%     $529,740
                                                          =====      ========

-----------
1 Non-income producing security.
2 Fair Valued Security.
3 Illiquid Security.
4 Aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.

                            ----------- 6 -----------

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                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

     The Glenmede Fund, Inc. (the"Fund") consists of eleven portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio (formerly the Tax Managed Equity Portfolio), the Small Capitalization ValuePortfolio (formerly the Small Capitalization Equity Portfolio), the Large Cap Value Portfolio, the International Portfolio, the Institutional International Portfolio, the Emerging Markets Portfolio, the Small Capitalization Growth Portfolio and the Core Value Portfolio (collectively the "Portfolios"). The Emerging Markets Portfolio (the "Portfolio") represents interests in one portfolio, which is covered in this report. The Fund was incorporated in the State of Maryland on June 30, 1988 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

     VALUATION OF SECURITIES: Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sale price available before the time when assets are valued. Price information on listed securities is taken from the exchange where the security is primarily traded.Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price. The value of other assets and securities for which no market quotations are readily available is determined in good faith at fair value by or under the direction of the Board of Directors.

   In determining fair value, management considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Furthermore, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. On October 31, 2000, the Portfolio held two securities, both of which were valued at $0.

   FOREIGN CURRENCY: The books and records of the Portfolio are maintained in United States (US) dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) on foreign currency translations. Net realized foreign currency

                           ----------- 7 -----------

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

   Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not earned or accrued until settlement date. The Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments.
When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, of the Portfolio are declared and paid quarterly. The Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for the Portfolio may be made at the discretion of the Board of Directors in order to avoid a 4% nondeductible Federal excise tax. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolio, timing differences and differing characterizations of distributions made by the Portfolio.

   FEDERAL INCOME TAXES: The Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. The Portfolio may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

   The Emerging Markets Portfolio pays Pictet International Management Limited (the "Sub-advisor") for its investment advisory services a monthly fee at the annual rate of 0.50% of the value of its average daily net assets. In addition, the Portfolio also pays

                           ----------- 8 -----------

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

   Glenmede Advisers,Inc. (the "Adviser") for its investment advisory services a monthly fee at the annual rate of 0.75% of the value of its average daily net assets.

   Investment Company Capital Corp. ("ICCC") a subsidiary of Deutsche Bank, AG, provides administrative, accounting and transfer agent services to the Fund. The Fund pays ICCC a fee based on the combined aggregate average daily net assets of the Fund and The Glenmede Portfolios, an investment company with the same officers, Board and service providers as the Fund (collectively, the "Companies' ").

   This fee is computed  daily and paid monthly at the  following  annual rates:
0.12% of the first $100 million, 0.08% of the next $150 million, 0.04% of the next $500 million and 0.03% of the amount in excess of $750 million. This fee is allocated to each portfolio based on its relative net assets.

   Expenses for the year ended October 31, 2000 include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.

3. PURCHASES AND SALES OF SECURITIES

   For the year ended  October 31,  2000,  cost of purchases  and proceeds  from
sales  of  investment   securities  other  than  US  Government  securities  and
short-term securities were:

PORTFOLIO                                           PURCHASES          SALES
--------------                                     -----------     ------------
Emerging Markets Portfolio..................       $68,824,356     $146,906,362

   On October 31, 2000 aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

PORTFOLIO                                        APPRECIATION       DEPRECIATION
--------------                                  --------------     -------------
Emerging Markets Portfolio..................          $--            $61,557

4. COMMON STOCK

   The Fund is authorized to issue and has classified 2,500,000,000 shares of common stock with a $.001 par value. Changes in the capital shares outstanding were as follows:

                                       YEAR ENDED               YEAR ENDED
                                        10/31/00                 10/31/99
                               ------------------------ -----------------------
                                  Shares      Amount       Shares      Amount
                               ----------  ------------ ---------- ------------
EMERGING MARKETS PORTFOLIO:
  Sold.........................   264,498  $  2,689,106  1,006,846 $  8,439,663
  Issued as reinvestment of
     dividends                         --            --         --           --
  Redeemed.....................(9,030,504)  (80,753,798)(1,687,967) (14,016,895)
                               ----------  ------------ ---------- ------------
  Net decrease.................(8,766,006) $(78,064,692)  (681,121)$ (5,577,232)
                               ==========  ============ ========== ============

                           ----------- 9 -----------

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

5. LENDING OF PORTFOLIO SECURITIES

     The Portfolio has the ability to lend its securities to brokers, dealers and other financial organizations. Loans of portfolio securities by the Portfolio are collateralized by cash and/or government securities that are maintained in an amount at least equal to the current market value of the loaned securities. Although risk is mitigated by the collateral, a Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. The portfolio generated additional income by lending their securities to approved brokers.

6. CAPITAL LOSS CARRYFORWARDS

   On October 31, 2000, the Emerging Markets Portfolio had available capital loss carryforwards to be utilized in the current period to offset future net capital gains through the indicated expiration dates as follows:

                                    EXPIRING      EXPIRING
PORTFOLIO                            IN 2006       IN 2007
---------                           --------      --------
Emerging Markets Portfolio....... $14,056,416        --

   The Emerging Markets Portfolio utilized capital loss carryforwards in the amount of $11,263,312 during the year ended October 31, 2000.

7. FOREIGN SECURITIES

   The Emerging Markets Portfolio may invest in foreign securities. Investing in foreign companies and foreign governments involves special risks and considerations not typically associated with investing in US companies and the US government. These risks include evaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable US companies and the US government. This is particularly true with respect to emerging markets in developing countries.

8. NET ASSETS

   On October 31, 2000, net assets consisted of:

                                                                     EMERGING
                                                                      MARKETS
                                                                     PORTFOLIO
                                                                   ------------
Par Value..........................................................$         58
Paid in Capital in excess of par value.............................  14,666,417
Accumulated net realized loss on investments
   sold, and foreign currency transactions......................... (14,056,416)
Net unrealized depreciation on investments and foreign
   currency translations...........................................     (80,319)
                                                                   ------------
   Total Net Assets................................................$    529,740
                                                                   ============

9. FUND LIQUIDATION

   The Portfolio is in the process of liquidating. The Portfolio currently has one shareholder and the liquidation will be complete when all Taiwanese currency is repatriated.

                           ----------- 10 -----------

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder of Emerging Markets Portfolio and
Board of Directors of The Glenmede Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities including the schedule of portfolio investments, and the related statements of operations, and of changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of Emerging Markets Portfolio (one of eleven portfolios comprising The Glenmede Fund, Inc., hereafter referred to as the "Portfolio") at October 31, 2000, and the results of its operations, the changes in its net assets, and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
Baltimore, Maryland
December 15, 2000

                           ----------- 11 -----------

                             THE GLENMEDE FUND, INC.

                             OFFICERS AND DIRECTORS

John W. Church, Jr.
   Chairman,
   Director

H. Franklin Allen, Ph.D.
   Director

Willard S. Boothby,  Jr.
   Director

Frank J. Palamara
   Director

G. Thompson Pew,  Jr.
   Director

Mary Ann B. Wirts
   President

Kimberly C. Osborne
   Executive Vice President,
   Treasurer

Michael P. Malloy
   Secretary

INVESTMENT ADVISOR
   Glenmede Advisers,Inc.
   One Liberty Place
   1650 Market Street, Suite 1200
   Philadelphia, Pennsylvania 19103

ADMINISTRATOR
   Investment Company Capital Corp.
   P.O. Box 515
   Baltimore, Maryland 21203

CUSTODIAN
   The Chase Manhattan Bank, N.A.
   3 Chase Metrotech Center
   Brooklyn, NY 11245

LEGAL COUNSEL
   Drinker Biddle & Reath LLP
   One Logan Square
   18th & Cherry Streets
   Philadelphia, Pennsylvania 19103-6996

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   250 West Pratt Street
   Baltimore, Maryland 21201

INVESTMENT SUB-ADVISOR
   (for Emerging Markets Portfolio)
   Pictet International Management Limited
   Tower 42, Level 37
   25 Old Broad Street
   London, United Kingdom EC2N 1.HQ

DISTRIBUTOR
   ICC Distributors, Inc.
   Two Portland Square
   Portland, Maine 04101

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The report is  submitted  for the general  information  of the  shareholders  of
Emerging Markets Portfolio of The Glenmede Fund, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by an
effective  prospectus  for  the  Emerging  Markets  Portfolio,   which  contains
information concerning the Emerging Markets Portfolio investment policies and expenses as well as other pertinent information.